Subsequent Events (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Subsequent Events [Line Items]
Termination fee	$ 1,000,000
Termination expenses	$ 500,000
Shareholders merger agreement percentage	10.00%
Outstanding shares percentage	42.00%
Fresh Vine [Member]
Subsequent Events [Line Items]
Termination fee	$ 1,000,000
Termination expenses	$ 500,000